Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Oct. 11, 2022	Apr. 29, 2023	Apr. 27, 2024 USD ($) $ / shares	Apr. 29, 2023 USD ($) $ / shares	Apr. 30, 2022 USD ($) $ / shares	Apr. 24, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As a result of the rules adopted by the Securities and Exchange Commission under Dodd-Frank and Item 402(v) of Regulation S-K (“PvP Rules”), we are providing the following information about the relationship between “compensation actually paid” to our CEO (referred to below as our Principal Executive Officer or PEO) and average “compensation actually paid” to our other named executive officers (“Non-PEO NEOs”) and certain metrics of our financial performance for the last four years, in each case, calculated in accordance with the PvP Rules. For purposes of this disclosure, “compensation actually paid” or “CAP” to our PEO and Non-PEO NEOs represents an amount calculated based on the Securities and Exchange Commission’s prescribed formula. CAP is not compensation actually earned by or paid to our NEOs in each respective year.
Pay Versus Performance Table
							Value of initial fixed $100 investment based on
Fiscal Year	Summary Compensation Table Total for Current PEO (Zurbay)	Compensation Actually Paid to Current PEO (Zurbay) (1)	Summary Compensation Table Total for Former PEO	Compensation Actually Paid to Former PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return (4)	Peer Total Shareholder Return (5)	Net Income/ (Loss) (in millions)	Adjusted EPS (6)
2024	$5,895,511	$4,193,703	—	—	$1,799,406	$1,315,949	$194.05	$143.72	$185.5	$2.30
2023	$5,540,867	$3,667,482	$6,074,640	($7,551,398)	$1,416,731	$670,895	$197.07	$136.20	$206.6	$2.42
2022	—	—	$7,142,343	$4,514,488	$1,783,376	$1,342,942	$215.55	$130.95	$201.7	$2.09
2021	—	—	$4,757,845	$17,291,216	$1,347,273	$4,100,888	$226.65	$127.38	$155.1	$1.91
(1)
The dollar amounts reported in this column represent the CAP to our current PEO, Mr. Zurbay, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Zurbay during the applicable year. In accordance with the PvP Rules, adjustments were made to Mr. Zurbay’s total compensation to determine the CAP as shown in the Adjustment Tables below.

(2)
The dollar amounts reported in this column represent the CAP to our former PEO, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our former PEO during the applicable year. In accordance with the PvP Rules, adjustments were made to our former PEO’s total compensation to determine the CAP as shown in the Adjustment Tables below.

(3)
The dollar amounts reported in this column represent the CAP to our Non-PEO NEOs as a group, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the PvP Rules, adjustments were made to our Non-PEO NEOs’ total compensation to determine the CAP as shown in the Adjustment Tables below. Our Non-PEO NEOs in fiscal 2024 were Messrs. Barry, Pohlman, Korsh and Rogan. Our Non-PEO NEOs in fiscal 2023 were Messrs. Barry, Pohlman, Korsh and Rogan and Ms. Frohning. Our Non-PEO NEOs in fiscal 2022 were Messrs. Zurbay, Pohlman and Korsh and Ms. Frohning.

(4)	Cumulative shareholder returns reflect $100 invested as of market close on April 24, 2020, the final trading day of our company’s fiscal year ended April 25, 2020 (“fiscal 2020”).
(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Health Care Index.

(6)
Reflects our company’s selected measure of adjusted EPS for each respective year as disclosed in the Compensation Discussion and Analysis for each year’s proxy statement, with such adjustments as described in the applicable Compensation Discussion and Analysis.

Adjustment Tables
The following table sets forth adjustments from the Summary Compensation Table (“SCT”) to CAP to our current PEO, Mr. Zurbay.
Equity Addition to SCT Total for Current PEO
Fiscal Year	SCT Total	(Minus) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (1)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus/(Minus) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Plus/(Minus) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Compensation Actually Paid (2)
2024	$5,895,511	($4,063,125)	$(4,593,074)	$3,054,233	$2,457,768	$1,442,390	$4,193,703
2023	$5,540,867	($3,889,123)	$3,113,226	($1,062,922)	($34,566)	—	$3,667,482
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(2)
The equity award adjustments for each applicable year to calculate the CAP include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments are not applicable for any of the Adjustment Tables and are therefore omitted: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. We had neither changes in the actuarial present value of pension benefits nor pension benefit adjustments.

The following table sets forth adjustments from the SCT to CAP to our former PEO.
Equity Addition to SCT Total for Former PEO
Fiscal Year	SCT Total	(Minus) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (1)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus/(Minus) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Plus/(Minus) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Compensation Actually Paid (2)
2024	—	—	—	—	—	—	—
2023	$6,074,640	($5,323,127)	—	—	($107,722)	($8,195,189)	($7,551,398)
2022	$7,142,343	($4,703,083)	$4,366,883	($1,798,226)	($493,429)	—	$4,514,488
2021	$4,757,845	($2,181,598)	$6,938,194	$6,059,476	$1,717,299	—	$17,291,216
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(2)
The equity award adjustments for each applicable year to calculate the CAP include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments are not applicable for any of the Adjustment Tables and are therefore omitted: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. We had neither changes in the actuarial present value of pension benefits nor pension benefit adjustments.

The following table sets forth adjustments from the average SCT to the average amount of CAP to our Non-PEO NEOs.
Equity Addition to SCT Total for Non-PEO NEOs
Fiscal Year	Average SCT Total	(Minus) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (1)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus/(Minus) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Plus/(Minus) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	Average Compensation Actually Paid (2)
2024	$1,799,406	($977,685)	($1,083,692)	$747,146	$485,960	$344,813	$1,315,949
2023	$1,416,731	($723,144)	$438,869	($239,944)	($12,003)	($209,614)	$670,895
2022	$1,783,376	($852,067)	$791,512	($324,290)	($55,589)	—	$1,342,942
2021	$1,347,273	($402,747)	$1,279,702	$1,564,227	$312,433	—	$4,100,888
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(2)
The equity award adjustments for each applicable year to calculate the CAP include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments are not applicable for any of the Adjustment Tables and are therefore omitted: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. We had neither changes in the actuarial present value of pension benefits nor pension benefit adjustments.

Company Selected Measure Name			adjusted EPS
Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column represent the CAP to our current PEO, Mr. Zurbay, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Zurbay during the applicable year. In accordance with the PvP Rules, adjustments were made to Mr. Zurbay’s total compensation to determine the CAP as shown in the Adjustment Tables below.

(2)
The dollar amounts reported in this column represent the CAP to our former PEO, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our former PEO during the applicable year. In accordance with the PvP Rules, adjustments were made to our former PEO’s total compensation to determine the CAP as shown in the Adjustment Tables below.

(3)
The dollar amounts reported in this column represent the CAP to our Non-PEO NEOs as a group, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the PvP Rules, adjustments were made to our Non-PEO NEOs’ total compensation to determine the CAP as shown in the Adjustment Tables below. Our Non-PEO NEOs in fiscal 2024 were Messrs. Barry, Pohlman, Korsh and Rogan. Our Non-PEO NEOs in fiscal 2023 were Messrs. Barry, Pohlman, Korsh and Rogan and Ms. Frohning. Our Non-PEO NEOs in fiscal 2022 were Messrs. Zurbay, Pohlman and Korsh and Ms. Frohning.

Peer Group Issuers, Footnote
(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Health Care Index.

Adjustment To PEO Compensation, Footnote
The following table sets forth adjustments from the Summary Compensation Table (“SCT”) to CAP to our current PEO, Mr. Zurbay.
Equity Addition to SCT Total for Current PEO
Fiscal Year	SCT Total	(Minus) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (1)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus/(Minus) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Plus/(Minus) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Compensation Actually Paid (2)
2024	$5,895,511	($4,063,125)	$(4,593,074)	$3,054,233	$2,457,768	$1,442,390	$4,193,703
2023	$5,540,867	($3,889,123)	$3,113,226	($1,062,922)	($34,566)	—	$3,667,482
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(2)
The equity award adjustments for each applicable year to calculate the CAP include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments are not applicable for any of the Adjustment Tables and are therefore omitted: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. We had neither changes in the actuarial present value of pension benefits nor pension benefit adjustments.

The following table sets forth adjustments from the SCT to CAP to our former PEO.
Equity Addition to SCT Total for Former PEO
Fiscal Year	SCT Total	(Minus) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (1)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus/(Minus) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Plus/(Minus) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	Total Compensation Actually Paid (2)
2024	—	—	—	—	—	—	—
2023	$6,074,640	($5,323,127)	—	—	($107,722)	($8,195,189)	($7,551,398)
2022	$7,142,343	($4,703,083)	$4,366,883	($1,798,226)	($493,429)	—	$4,514,488
2021	$4,757,845	($2,181,598)	$6,938,194	$6,059,476	$1,717,299	—	$17,291,216
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(2)
The equity award adjustments for each applicable year to calculate the CAP include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments are not applicable for any of the Adjustment Tables and are therefore omitted: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. We had neither changes in the actuarial present value of pension benefits nor pension benefit adjustments.

Non-PEO NEO Average Total Compensation Amount			$ 1,799,406	$ 1,416,731	$ 1,783,376	$ 1,347,273
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,315,949	670,895	1,342,942	4,100,888
Adjustment to Non-PEO NEO Compensation Footnote
The following table sets forth adjustments from the average SCT to the average amount of CAP to our Non-PEO NEOs.
Equity Addition to SCT Total for Non-PEO NEOs
Fiscal Year	Average SCT Total	(Minus) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (1)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	Plus/(Minus) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Plus/(Minus) Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	Average Compensation Actually Paid (2)
2024	$1,799,406	($977,685)	($1,083,692)	$747,146	$485,960	$344,813	$1,315,949
2023	$1,416,731	($723,144)	$438,869	($239,944)	($12,003)	($209,614)	$670,895
2022	$1,783,376	($852,067)	$791,512	($324,290)	($55,589)	—	$1,342,942
2021	$1,347,273	($402,747)	$1,279,702	$1,564,227	$312,433	—	$4,100,888
(1)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(2)
The equity award adjustments for each applicable year to calculate the CAP include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following adjustments are not applicable for any of the Adjustment Tables and are therefore omitted: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. We had neither changes in the actuarial present value of pension benefits nor pension benefit adjustments.

Compensation Actually Paid vs. Total Shareholder Return
Description of Pay Versus Performance
As described in Compensation Discussion and Analysis, a significant portion of annual target compensation awarded to management is compensation at risk because it depends on our company’s performance against pre-established performance goals under our MICP and LTIP, including stock price performance. The amounts reflected as “Compensation Actually Paid” represent a new required calculation of compensation that differs from our Summary Compensation Table calculation of compensation, primarily regarding equity valuation. This “Compensation Actually Paid” calculation methodology also differs from how our Compensation and Human Capital Committee views annual compensation decisions.
The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our TSR during fiscal years 2021 through 2024 versus the Dow Jones U.S. Health Care Index.

Compensation Actually Paid vs. Net Income
Description of Pay Versus Performance
As described in Compensation Discussion and Analysis, a significant portion of annual target compensation awarded to management is compensation at risk because it depends on our company’s performance against pre-established performance goals under our MICP and LTIP, including stock price performance. The amounts reflected as “Compensation Actually Paid” represent a new required calculation of compensation that differs from our Summary Compensation Table calculation of compensation, primarily regarding equity valuation. This “Compensation Actually Paid” calculation methodology also differs from how our Compensation and Human Capital Committee views annual compensation decisions.
The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our net income during fiscal years 2021 through 2024.

Compensation Actually Paid vs. Company Selected Measure
Description of Pay Versus Performance
As described in Compensation Discussion and Analysis, a significant portion of annual target compensation awarded to management is compensation at risk because it depends on our company’s performance against pre-established performance goals under our MICP and LTIP, including stock price performance. The amounts reflected as “Compensation Actually Paid” represent a new required calculation of compensation that differs from our Summary Compensation Table calculation of compensation, primarily regarding equity valuation. This “Compensation Actually Paid” calculation methodology also differs from how our Compensation and Human Capital Committee views annual compensation decisions.
The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our adjusted EPS, our primary company-selected measure, during fiscal years 2021 through 2024.

Total Shareholder Return Vs Peer Group
Description of Pay Versus Performance
As described in Compensation Discussion and Analysis, a significant portion of annual target compensation awarded to management is compensation at risk because it depends on our company’s performance against pre-established performance goals under our MICP and LTIP, including stock price performance. The amounts reflected as “Compensation Actually Paid” represent a new required calculation of compensation that differs from our Summary Compensation Table calculation of compensation, primarily regarding equity valuation. This “Compensation Actually Paid” calculation methodology also differs from how our Compensation and Human Capital Committee views annual compensation decisions.
The following chart sets forth the relationship between PEO CAP, the average of other NEOs CAP and our TSR during fiscal years 2021 through 2024 versus the Dow Jones U.S. Health Care Index.

Tabular List, Table
List of Most Important Financial Measures
The following list sets forth financial performance measures that we considered to be the most important in how CAP was linked to our company performance during fiscal 2024.
•	Adjusted EPS
For each year disclosed in our Compensation Discussion and Analysis, adjusted earnings per share is used in our long-term incentive program. Our Compensation and Human Capital Committee determined that this structure maintains management’s focus on execution while preserving a multi-year performance measurement period. The committee believes this incentive framework is strongly aligned with shareholder interests and is consistent with shareholder feedback. Adjusted earnings per share is a non-GAAP financial metric. See the reconciliation of GAAP to non-GAAP financial measures table, which appears as Annex A to this proxy statement, for further information regarding our adjusted financial metrics.
•	Adjusted Operating Income
For each year disclosed in our Compensation Discussion and Analysis, adjusted operating income is used in our short-term incentive program. Our Compensation and Human Capital Committee determined that this structure drives performance and incentivizes management. The committee believes this incentive framework is strongly aligned with shareholder interests and is consistent with shareholder feedback. Adjusted operating income is a non-GAAP financial metric. See the reconciliation of GAAP to non-GAAP financial measures table, which appears as Annex A to this proxy statement, for further information regarding our adjusted financial metrics.
•	Free Cash Flow
For each year disclosed in our Compensation Discussion and Analysis, free cash flow is used in our short-term incentive program. Our Compensation and Human Capital Committee determined that this structure drives performance and incentivizes management. The committee believes this incentive framework is strongly aligned with shareholder interests and is consistent with shareholder feedback. We define free cash flow as net cash used in operating activities less capital expenditures plus the collection of deferred purchase price receivables. See the free cash flow disclosures, which appear on Annex A to this proxy statement, for further information.

Total Shareholder Return Amount			$ 194.05	197.07	215.55	226.65
Peer Group Total Shareholder Return Amount			143.72	136.2	130.95	127.38
Net Income (Loss)			$ 185,500,000	$ 206,600,000	$ 201,700,000	$ 155,100,000
Company Selected Measure Amount | $ / shares			2.3	2.42	2.09	1.91
PEO Name	former PEO	Mr. Zurbay	Mr. Zurbay		former PEO	former PEO
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Non-GAAP Measure Description
For each year disclosed in our Compensation Discussion and Analysis, adjusted earnings per share is used in our long-term incentive program. Our Compensation and Human Capital Committee determined that this structure maintains management’s focus on execution while preserving a multi-year performance measurement period. The committee believes this incentive framework is strongly aligned with shareholder interests and is consistent with shareholder feedback. Adjusted earnings per share is a non-GAAP financial metric. See the reconciliation of GAAP to non-GAAP financial measures table, which appears as Annex A to this proxy statement, for further information regarding our adjusted financial metrics.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description
For each year disclosed in our Compensation Discussion and Analysis, adjusted operating income is used in our short-term incentive program. Our Compensation and Human Capital Committee determined that this structure drives performance and incentivizes management. The committee believes this incentive framework is strongly aligned with shareholder interests and is consistent with shareholder feedback. Adjusted operating income is a non-GAAP financial metric. See the reconciliation of GAAP to non-GAAP financial measures table, which appears as Annex A to this proxy statement, for further information regarding our adjusted financial metrics.

Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow
Mr Zurbay [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,895,511	$ 5,540,867	$ 0	$ 0
PEO Actually Paid Compensation Amount			4,193,703	3,667,482	0	0
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	6,074,640	7,142,343	4,757,845
PEO Actually Paid Compensation Amount			0	(7,551,398)	4,514,488	17,291,216
PEO | Mr Zurbay [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,063,125)	(3,889,123)	0	0
PEO | Mr Zurbay [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,593,074)	3,113,226	0	0
PEO | Mr Zurbay [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,054,233	(1,062,922)	0	0
PEO | Mr Zurbay [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,457,768	(34,566)	0	0
PEO | Mr Zurbay [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,442,390	0	0	0
PEO | Former PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(5,323,127)	(4,703,083)	(2,181,598)
PEO | Former PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	4,366,883	6,938,194
PEO | Former PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(1,798,226)	6,059,476
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(107,722)	(493,429)	1,717,299
PEO | Former PEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(8,195,189)	0	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(977,685)	(723,144)	(852,067)	(402,747)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,083,692)	438,869	791,512	1,279,702
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			747,146	(239,944)	(324,290)	1,564,227
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			485,960	(12,003)	(55,589)	312,433
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 344,813	$ (209,614)	$ 0	$ 0